Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Schedule of Term loan, net of unamortized deferred financing costs

	September 30,	December 31,
	2016	2015
	(in thousands)
Term loan	$65,000	$65,000
Unamortized deferred financing costs	(238)	(351)
Term loan, net of unamortized deferred financing costs	$64,762	$64,649